REPORTABLE SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS

The Company’s operations and activities are located within certain geographies, primarily the MENA region and the Asia Pacific region, which includes Malaysia, Indonesia and India.

Revenue from operations

	Quarter ended		Year-to-date period ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Reportable Segment:
Production Services	$139,034	$95,358	$272,224	$187,471
Drilling and Evaluation Services	64,215	64,541	130,324	124,132
Total revenue	$203,249	$159,899	$402,548	$311,603

Long-lived assets

	June 30, 2020	December 31, 2019
Reportable Segment:
Production Services	$308,746	$290,765
Drilling and Evaluation Services	137,193	115,241
Total Reportable Segments	445,939	406,006
Unallocated assets	12,222	13,301
Total long-lived assets	$458,161	$419,307

Operating income

	Quarter ended		Year-to-date period ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Reportable Segment:
Production Services	$20,217	$23,192	$41,545	$44,514
Drilling and Evaluation Services	8,334	9,413	16,202	14,892
Total Reportable Segments	28,551	32,605	57,747	59,406
Unallocated expenses	(10,693)	(10,610)	(21,374)	(17,303)
Total operating income	$17,858	$21,995	$36,373	$42,103

SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS

Revenue by geographic area

	Quarter ended		Year-to-date period ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Geographic Area:
MENA	$200,737	$158,082	$396,798	$307,627
Rest of World	2,512	1,817	5,750	3,976
Total revenue	$203,249	$159,899	$402,548	$311,603

Long-lived assets by geographic area

	June 30, 2020	December 31, 2019
Geographic area:
MENA	$449,029	$409,139
Rest of World	9,132	10,168
Total long-lived assets	$458,161	$419,307